Significant accounting policies, judgments and estimation uncertainty (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Foreign exchange gain loss	$ (1,259)	$ 84
Vesting period	stock options vest over three years (33 ⅓% per year) and expire after five years.
Government assistance	$ 1,322
Long-term debt	$ 7,734	$ 8,373
Percentage of increase or decrease in total forecasted revenue	10.00%
Forecasted revenue
Period of forecasted revenue	two years
Carrying value of leased asset	$ 0
ACOA loans [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	35.00%
Weighted average discount rate	higher by 10%, or lower by 10%
Long-term debt	$ 1,915
Loans payable	4,246
ACOA loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	834
ACOA loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,131
Province loan [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	11.00%
Province loan [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	6.00%
Long-term debt	$ 501
Province loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	16.00%
Long-term debt	$ 597
Province loan [Member] | Weighted average [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	5.00%